Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (8,910,002)	$ (5,136,434)	$ (9,860,888)
Net loss from discontinued operations			(251,153)
Net loss from continuing operations	(8,910,002)	(5,136,434)	(9,609,735)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,192,021	479,233	947,481
Depreciation and amortization	827,630	1,328,403	1,232,263
Loss from disposal of inventories	58,992		202,297
Loss from warrant redemption			1,091,719
Change in fair value of warrants liability	(599,865)	229,749	(527,617)
Loss on disposal of equipment and intangible assets	232,171		18,241
(Recovery from) provision for doubtful accounts: accounts receivable	5,826	(46,831)	(139,716)
(Recovery from) provision for doubtful accounts: other receivables and prepayments	16,403	32,213	(41,790)
(Recovery from) provision for doubtful accounts: advances to suppliers - third parties			(1,095)
Change in warranty obligation	(10,261)	(130,885)	141,449
(Recovery from) provision for inventory obsolescence		(73,860)	2,450,213
Impairment loss for intangible assets	3,281,779
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	(88,270)	115,239	115,854
Decrease (increase) in advances to suppliers - third parties	233,490	(341,776)	547,267
Decrease (increase) in advances to suppliers - related party		194,311	680,733
Decrease in other receivables and prepayments	23,352	(71,117)	13,272
Increase in interest receivable - related party	(161,384)
(Increase) decrease in inventories	(137,464)	(2,007,026)	1,185,688
Increase in other taxes receivable	(92,897)	(281,373)
Decrease in long-term prepaid expenses			290,036
Increase (decrease) in accounts payable	186,561	(24,563)	51,579
Increase in interest payable- related party	178,708
(Decrease) increase in due to related parties - Trade		(475)	107,715
(Decrease) increase in advances from customers	(80,602)	206,646	63,541
Increase (decrease) in accrued expenses and other current liabilities	214,245	119,549	(1,315,779)
Decrease in other taxes payable			(113,429)
Net cash used in operating activities from continuing operations	(3,629,567)	(5,408,997)	(2,609,813)
Net cash used in operating activities from discontinued operations			(165,345)
Net cash used in operating activities	(3,629,567)	(5,408,997)	(2,775,158)
Cash flows from investing activities
Proceeds from disposal of equipment	1,309
Capital expenditures and other additions	(776,328)	(40,780)	(636,130)
Loan to a related party	(6,000,000)	(3,000,000)	(2,000,000)
Repayment from a related party	549,192	3,000,000	2,000,000
Consideration paid to BTL		(146,032)
Non-marketable equity investments		(1,500,043)
Net cash used in investing activities from continuing operations	(6,225,827)	(1,686,855)	(636,130)
Net cash used in investing activities from discontinued operations
Net cash used in investing activities	(6,225,827)	(1,686,855)	(636,130)
Cash flows from financing activities
Loans from related parties	3,682,642	1,480,320	733,688
Repayments of related party loans			(2,858,748)
Repayments of bank loans			(1,505,000)
Net proceeds from option exercises	17,851		10,150
Payment of warrant redemption			(1,116,744)
Net proceeds from issuance of common stock, net of issuance costs		1,492,538	18,412,462
Net cash provided by financing activities from continuing operations	3,700,493	2,972,858	13,675,808
Net cash provided by financing activities from discontinued operations
Net cash provided by financing activities	3,700,493	2,972,858	13,675,808
Effect of exchange rate fluctuations on cash and cash equivalents	(177,275)	139,656	(96,421)
Net (decrease) increase in cash and cash equivalents	(6,332,176)	(3,983,338)	10,168,099
Cash and cash equivalents at beginning of year	6,809,485	10,792,823	624,724
Cash and cash equivalents at end of year	477,309	6,809,485	10,792,823
-less cash and cash equivalents at end of year from discontinued operations
Cash and cash equivalents at end of year from continuing operations	477,309	6,809,485	10,792,823
Cash paid during the year for:
Income tax
Interest	14,840	3,812	128,537
Non-cash investing and financing activities:
Acquisition of property and equipment and construction in progress by decreasing inventories	947,172
Offset short-term borrowings - related party against loans to a related party (including accrued interests)	$ 5,381,589